LEASES - Disclosure of Other Information Related to Lease Term and Discount Rate (Detail)	Dec. 31, 2020	Dec. 31, 2019
Lessee Operating Lease and Finance Lease Other Information Related to Lease Term and Discount Rate [Abstract]
Operating leases, Weighted average remaining lease term	19 years 9 months 18 days	18 years 3 months 18 days
Operating leases, Weighted average discount rate	5.76%	5.82%
Finance leases, Weighted average remaining lease term	12 years 6 months	13 years 6 months
Finance leases, Weighted average discount rate	13.49%	13.49%